Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 10. Subsequent events

On July 5, 2026, the Company’s board of directors approved the grant of 650,660 options and 1,030,000 RSUs to its employees and directors. The options have an exercise price of $4.99 per share and expire on July 5, 2031.

Of these options, 520,160 vest over a three-year period and 130,500 vest over a four-year period. The RSUs have no expiration date.